Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenue	$ 2,931,931	$ 5,365,054
Operating expenses
Research and development	8,244,751	5,600,421
General and administrative	8,368,215	6,962,891
Total operating expenses	16,612,966	12,563,312
Loss from operations	(13,681,035)	(7,198,258)
Interest expense, net	(184,645)	(2,654,727)
Other income/(expense), net	10,905	3,003
Loss before income taxes	(13,854,775)	(9,849,982)
Provision/(benefit) for income tax	203,866	(18)
Net Loss	$ (14,058,641)	$ (9,849,964)
Net loss per share Basic and diluted	$ (0.41)	$ (0.71)
Weighted average number of common shares outstanding Basic and diluted	34,392,636	13,872,390